Property, Plant and Equipment (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property Plant And Equipment
Borrowing costs capitalised	R$ 34,003	R$ 56,872
Borrowing costs capitalised, percenatge	11.03%	10.44%